Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

a)  Basis of presentation

The Group’s unaudited consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). In the opinion of the Group, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of December 31, 2025, and its results of operations for the six months ended December 31, 2025 and 2024. Interim results are not necessarily indicative of results to be expected for the full year. Accordingly, these statements should be read in conjunction with the Group’s audited financial statements and note thereto as of and for the years ended June 30, 2025 and 2024.

a) Basis of presentation

The Group’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

b)  Principles of consolidation

The Group’s consolidated financial statements include the accounts of the Company and its subsidiaries from the dates they were incorporated or acquired. All inter-company transactions and balances have been eliminated upon consolidation.

b) Principles of consolidation

The Group’s consolidated financial statements include the accounts of the Company and its subsidiaries from the dates they were incorporated or acquired. All inter-company transactions and balances have been eliminated upon consolidation.

Discontinued Operation

c) Discontinued Operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in ad distribution to owners in a spinoff). See note 3 for detail.

Reclassification

d) Reclassification

Certain prior period amounts have been reclassified to conform with current period presentation in order to reflect the discontinued operations of Guangzhou Sanyi Network and Guangzhou 3E Network. None of these reclassifications had an impact on reported financial position or cash flows for any of the period presented.

Use of estimates

c)  Use of estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses, impairment losses for long-lived assets and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

e) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses, impairment losses for long-lived assets and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions

d)  Foreign currency translation and transactions

The Group’s reporting currency is US dollars (“US$”). The Group primarily conducts business through its subsidiaries located in Hong Kong, China, which use Hong Kong dollars as their functional currency. For subsidiaries not located in Hong Kong, China and whose functional currency is not Hong Kong dollars, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the Federal Reserve.

	As of December 31,	As of June 30,
	2025	2025

RMB into US$ for balance sheet items, except for equity accounts	-	7.1636
HKD into US$ for balance sheet items, except for equity accounts	7.7833	7.8499
EUR into US$ for balance sheet items, except for equity accounts	1.1736	-
	For the six months ended December 31	For the six months ended December 31,
	2025	2024
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	-	7.1767
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7994	7.7870
EUR into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	1.1664	-

No representation is intended to imply that the HKD and EUR amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss).

f) Foreign currency translation and transactions

The Group’s reporting currency is US dollars (“US$”). The Group primarily conducts business through its subsidiaries located in Hong Kong, China, which use Hong Kong dollars as their functional currency. For subsidiaries not located in Hong Kong, China and whose functional currency is not Hong Kong dollars, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the People’s Bank of China:

	As of June 30,
	2025	2024	2023
RMB into US$ for balance sheet items, except for equity accounts	7.1636	7.2672	7.2513
HKD into US$ for balance sheet items, except for equity accounts	7.8499	7.8083	7.8363
	For the years ended June 30
	2025	2024	2023
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.2143	7.2248	6.9536
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7893	7.8190	7.8373

No representation is intended to imply that the RMB and HKD amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss).

Cash and cash equivalents

e) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

g) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable, net

f) Accounts receivable, net

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for credit losses is the Group’s reserve for uncollectible receivable amounts which is estimated using the approach based on expected losses. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual credit losses. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

h) Accounts receivable, net

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for credit losses is the Group’s reserve for uncollectible receivable amounts which is estimated using the approach based on expected losses. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual credit losses. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Impairment of long-lived assets

h) Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the year ended December 31, 2025 and 2024, the Group did not recognize any impairment loss on long-lived assets.

i) Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the year ended June 30, 2025 and 2024, the Group did not recognize any impairment loss on long-lived assets.

Deferred IPO costs

i)   Deferred IPO costs

Deferred IPO costs consist of legal, accounting, underwriting fee and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, the deferred cost, as well as additional expenses to be incurred, will be charged to operations.

j) Deferred IPO costs

Deferred IPO costs consist of legal, accounting, underwriting fee and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the proposed public offering. Under the circumstances when the proposed public offering prove to be unsuccessful, the deferred cost and related additional expenses incurred will be directly expensed.

Fair value of financial instruments

j) Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, net, due from related parties, accounts payable and due to a related party. The carrying values of these financial instruments approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group evaluates its hierarchy disclosures each quarter.

k) Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, net, due from related parties, accounts payable and due to a related party. The carrying values of these financial instruments approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group evaluates its hierarchy disclosures each quarter.

Investment

l)  Investment

The Company carries its investments in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), issued by the FASB, which defines fair value, establishes a framework for measuring fair value and requires disclosures about fair value measurements. Fair value is generally based on quoted market prices provided by independent price sources. Following by the hierarchy of fair value measurement inputs, the Group further recognize its investment as long term equity investment

Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material. See Note 7 “Investment”.

Revenue recognition

k) Revenue recognition

In accordance with ASC Topic 606, revenue are recognized when control of the contracted goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of contracted goods or services to a customer.

Software development services

Revenue generated from software development services is earned by the Group to design software system based on client’s specification or provide them with standard software. The identified promises include (1) developing software according to client specification, (2) testing and deployment of software, (3) delivering software (including but not limited to source code, etc.) to client, (4) providing training on the use of software, and (5) option to purchase warranty. The single performance obligation identified is to develop software according to client specification. Promises (1), (2) and (3) are interrelated and cannot be separated or differentiated, because testing and deployment and delivery of software cannot be benefited on their own or with other readily available resources, except with the developed software. Promises (4) and (5) identified above are immaterial when considered both qualitative and quantitative factors of these performance obligations. In the same contract, the Company provides a twelve-month free warranty after the customized application is delivered. This warranty is an assurance-type warranty so the Company does not consider it as a separate performance obligation. The costs to the Company in fulfilling its obligation under the warranty clause have been immaterial. The sole performance obligation identified is the developing, testing and deployment, and delivery of software. The Group is the principal party in fulfilling the identified performance obligation. The revenue is recognized at a point in time when it delivers the software to the client for acceptance testing and the acceptance report is signed, which represents the point in time which the performance obligation is satisfied and when the control of the software is transferred to the client.

Revenue are measured as the amount of consideration the Group expects to receive in exchange for transferring software to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the software development services.

Contract balance

When a revenue contract has been performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Contract balances consist of accounts receivable, contract assets and contract liabilities.

Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of December 31, 2025 and 2024, the Group does not have any contract assets.

Contract liabilities consist of advance from customers, which represent the billings or cash received for services or product sales in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s advance from customers amounted to nil and nil as of December 31, 2025 and 2024, respectively.

m) Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the contracted goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of contracted goods or services to a customer.

Software development services

Revenues generated from software development services is earned by the Group to design software system based on client’s specification or provide them with standard software. The identified promises include (1) developing software according to client specification, (2) testing and deployment of software, (3) delivering software (including but not limited to source code, etc.) to client, (4) providing training on the use of software, and (5) option to purchase warranty. The single performance obligation identified is to develop software according to client specification. Promises (1), (2) and (3) are interrelated and cannot be separated or differentiated, because testing and deployment and delivery of software cannot be benefited on their own or with other readily available resources, except with the developed software. Promises (4) and (5) identified above are immaterial when considered both qualitative and quantitative factors of these performance obligations. In the same contract, the Company provides a twelve-month free warranty after the customized application is delivered. This warranty is an assurance-type warranty so the Company does not consider it as a separate performance obligation. The costs to the Company in fulfilling its obligation under the warranty clause have been immaterial. The sole performance obligation identified is the developing, testing and deployment, and delivery of software. The Group is the principal party in fulfilling the identified performance obligation. The revenue is recognized at a point in time when it delivers the software to the client for acceptance testing and the acceptance report is signed, which represents the point in time which the performance obligation is satisfied and when the control of the software is transferred to the client.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring software to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the software development services.

Exhibition and conference services

Revenues generated from exhibition and conference services is earned by Guangzhou Sanyi Network to provide IT services to exhibition or conference organizers. The service includes gates, ticketing machine, ticket reader, face recognition equipment, health code reader and personnel required to operate the equipment. The service contract is usually for a fixed period covering the set-up time and the exhibition or conference period. For this type of service, the series of tasks discussed above are interrelated and cannot be separated or differentiated, because the goal of the clients is to have a usable system for the exhibition and conference. They cannot benefit from individual task. The single performance obligation identified is the complete service is provided to the client during the contract period. The Group is the principal party in fulfilling the identified performance obligation. The control of the service is transferred to the client at a point in time when the complete service is provided to the client, as the client can only be benefited when the complete service is provided. Thus the revenue is recognized at a point in time when the provision of service is completed.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for providing the service to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the exhibition and conference services.

As the Group sold 60% equity of Guangzhou Sanyi Network, this type of income was reclassified to income from discontinued operations.

Hardware sales

Revenue generated from hardware sales when the Group provides sales of gates, blue-tooth door key and face recognition device which are usually used in conjunction with the software system developed by the Group. The hardware can be provided with or without the installation services. The covenants identified are the provision of hardware and the installation service. For this type of revenue, the installation service is relatively immaterial compared to the hardware sales as it is usually free of charge and is only an accessory process to make the hardware operable. The single performance obligation identified is the provision of hardware to the customers. The recognition of the revenue is when the customer has confirmed the receipt of the hardware, which is the point in time that the control of the product is transferred to the customer and the performance obligation is satisfied.

The Group presents the revenue generated from its hardware sales on a gross basis as the Group is the principal party in satisfying the performance obligation. The Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Consideration from product sales is recorded net of value-added tax, and there is no variable consideration exists in the hardware sales. There is also no sales return from the hardware sales after the customer has confirmed the receipt of hardware.

This type of income was only generated by Guangzhou Sanyi Network. As the Group sold 60% equity of Guangzhou Sanyi Network, this type of income was reclassified to income from discontinued operations.

Others

Revenues generated from others represent the usage based fees the Group charged for a percentage of payments that passed through the Group’s software system, which is mainly used by property management company for collecting management fee. The single performance obligation identified is the provision of service for customer to collect relative payment. Proceeds allocated to others are recognized as revenue when the payment is completed, which is the point that the control of the service is transferred to the customer.

This type of income was only generated by Guangzhou Sanyi Network. As the Group sold 60% equity of Guangzhou Sanyi Network, this type of income was reclassified to income from discontinued operations.

Contract balance

When a revenue contract has been performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Contract balances consist of accounts receivable, contract assets and contract liabilities.

Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of June 30, 2025 and 2024, the Group does not have any contract assets.

Contract liabilities consist of advance from customers, which represent the billings or cash received for services or product sales in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. For the years ended June 30, 2024 and 2023, all contract liability at the beginning of the reporting period has been recognized as revenue during the years. The Group’s advance from customers amounted to $nil and $nil as of June 30, 2025 and 2024, respectively.

Cost of revenues	l) Cost of revenue Cost of revenue primarily consist of outsourcing fees, staff payroll , social security and housing funds , and other miscellaneous expenses.	n) Cost of revenues Cost of revenues primarily consist of outsourcing fees, staff payroll , social security and housing funds , and other miscellaneous expenses.
General and administrative expenses

m) General and administrative expenses

General and administrative expenses primarily consisted of salary expenses, and included rental expenses, utilities and property management fees, depreciation and amortization expenses, office overhead, professional service fees , bad debt expenses and other expenses.

o) General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits of management, accounting and administrative personnel, office rentals, depreciation of office equipment, professional service fees, utilities and other office expenses.

Research and development expenses

n)   Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for research and development professionals, and other expenses related to technology and development functions. The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

p) Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for research and development professionals, and other expenses related to technology and development functions. The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Income taxes

o)   Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

q) Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

Value added tax (“VAT”)

p)   Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from software development services, exhibition and conference services, hardware sales and others. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.

r) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from software development services, exhibition and conference services, hardware sales and others. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.

Uncertain tax positions

q)   Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group’s Hong Kong and PRC subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the six months ended December 31, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or 2024. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

s) Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group’s Hong Kong and PRC subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the years ended June 30, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of June 30, 2025 or 2024. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Segment reporting

r)   Segment reporting

ASC 280, Disclosures about Segments, of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise engaging in business activities from which they may earn revenue and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-marker, or decision-making group (the “CODM”), in deciding how to allocate resources and in assessing performance.

The Group has determined that it has only one reportable operating segment, as the Group’s long-lived assets are substantially all located in the Hong Kong and all of the Group’s revenue and expenses are derived from within Hong Kong, no geographical segments are presented.

t) Segment reporting

ASC 280, Disclosures about Segments, of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise engaging in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-marker, or decision-making group (the “CODM”), in deciding how to allocate resources and in assessing performance.

The Group has determined that it has only one reportable operating segment, as the Group’s long-lived assets are substantially all located in the Hong Kong and all of the Group’s revenues and expenses are derived from within Hong Kong, no geographical segments are presented.

Comprehensive income

s) Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

u) Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

Earnings per share

t) Earnings per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. For the six months ended December 31, 2025, there were issuance of convertible bonds and warrants, so participating securities existed. For the six months ended December 31, 2024, there were only Class A Ordinary Shares issued and outstanding, so no participating securities existed.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive Class A ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

v) Earnings per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. For the years ended June 30, 2025, there were, issuance of convertible bonds and the warrants, so is applicable as participating securities existed. For the years ended June 30, 2024, there was only Class A Ordinary Shares issued and outstanding, so is not applicable as no participating securities existed.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive Class A ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

Commitments and contingencies

u)   Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of both December 31, 2025 and 2024, there were no contingent liabilities relating to litigations against the Group.

w) Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a estimable material loss could be incurred.

As of both June 30, 2025 and 2024, there were no contingent liabilities relating to litigations against the Group.

Lease

v)   Lease

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU require that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit losses (Topic 326), Derivative and Hedging (Topic 815), and Lease (Topic 842): Effective Date. ASU2019-10 amends the effective dates for ASU No. 2016-02. The Group fits the requirement for other entities and has adopted ASU2016-02 for fiscal year ended December 31, 2025 and 2024. The Company has adopted the amendments with no material change to the Group’s balance sheet to recognize right-of-use assets and related lease liabilities for operating leases.

x) Lease

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU require that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit losses (Topic 326), Derivative and Hedging (Topic 815), and Lease (Topic 842): Effective Date. ASU2019-10 amends the effective dates for ASU No. 2016-02. The Group fits the requirement for other entities and has adopted ASU2016-02 for fiscal year ended June 30, 2024 and 2023. The Company has adopted the amendments with no material change to the Group’s balance sheet to recognize right-of-use assets and related lease liabilities for operating leases.

Change in presentation in consolidated statement of cash flow

y) Change in presentation in consolidated statement of cash flow

The cash flow from deferred IPO cost was classified as operating activities in the consolidated statement of cash flow for the year ended June 30, 2023 in previous filing. This cost is financial in nature and it is to be presented under cash flow from financing activities for the reporting periods. This change has no impact on the consolidated statements of income and comprehensive income.

Recent issued or adopted accounting standards

w) Recent issued or adopted accounting standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. As a result of the issuance of ASU No. 2019-10 as discussed above, the effective date of ASU No. 2016-13 and its subsequent updates for all other entities was deferred to for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group has adopted the ASUs since the fiscal year ended June 30, 2024 and the adoption does not have material impact on its financial position, results of operations and cash flow.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. The amendments in this ASU are in response to the U.S. Securities and Exchange Commission’s (SEC) Release No. 33-10532, Disclosure Update and Simplification, in which the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles to the FASB for potential incorporation into the Codification. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. For all entities, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity. The Group is still evaluating the impact of this amendment to the Group’s consolidated financial position, results of operations and cash flow.

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to provide in interim and annual periods one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures. The Company adopted ASU 2023-07 effective December 31, 2024, on a retrospective basis. The adoption of ASU 2023-07 did not change the way that the Company identifies its reportable segments and, as a result, did not have a material impact on the Company’s segment-related disclosures.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial position and results of operations upon adoption.

z) Recent issued or adopted accounting standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. As a result of the issuance of ASU No. 2019-10 as discussed above, the effective date of ASU No. 2016-13 and its subsequent updates for all other entities was deferred to for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group has adopted the ASUs since the fiscal year ended June 30, 2024 and the adoption does not have material impact on its financial position, results of operations and cash flow.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. The amendments in this ASU are in response to the U.S. Securities and Exchange Commission’s (SEC) Release No. 33-10532, Disclosure Update and Simplification, in which the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles to the FASB for potential incorporation into the Codification. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. For all entities, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity. The Group is still evaluating the impact of this amendment to the Group’s consolidated financial position, results of operations and cash flow.

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial position and results of operations upon adoption.

Property and equipment, net

g) Property and equipment, net

Property, plant and equipment is carried at cost; expenditures for new facilities and equipment and expenditures which substantially increase the useful lives of existing plant and equipment are capitalized; expenditures for maintenance and repairs are expensed as incurred. Upon disposal of properties, the related cost and accumulated depreciation are removed from the respective accounts and any profit or loss on disposition is included in income.

Depreciation is provided on the basis of estimated useful lives of depreciable properties, primarily by the straight-line method for financial statement purposes and by accelerated methods for income tax purposes. Depreciation expense includes the amortization of right-of-use (“ROU”) assets accounted for as finance leases. The estimated useful lives of depreciable properties are generally as follows:

Shorter of
3 years
Leasehold improvement	or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

For the six months ended December 31, 2025 and 2024, the Group did not dispose of any fixed assets.